Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Consolidated VIEs and Subsidiaries (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated VIEs and Subsidiaries [Line Items]
Total current assets	$ 19,622,217	$ 13,362,125
Total non-current assets	1,788,606	7,356,012
Total Assets	21,410,823	20,718,137
Total Liabilities	6,954,572	6,701,376
Revenues	4,533,844	2,891,683	$ 4,335,591
Net (loss) income	(169,535)	(91,812)	1,098,947
Net cash provided by operating activities	270,633	277,772	834,596
Net cash used in investing activities	(709,565)	(568,432)	(675,964)
Net cash provided by financing activities